Fair value of Above / Below Market Acquired Time Charters (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Below Market Lease, Net, Amortization Income, Fiscal Year Maturity [Abstract]
December 31, 2020	$ 1,184
December 31, 2021	924
December 31, 2022	365
Total	$ 2,473	$ 3,553